UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

Deutsche International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2015 (Unaudited)

Deutsche Global Equity Fund
	Shares	Value ($)
Common Stocks 97.2%
Belgium 2.2%
Anheuser-Busch InBev NV (Cost $371,583)	6,000	732,357
Brazil 1.9%
BM&FBovespa SA	100,000	339,141
Estacio Participacoes SA	50,000	311,004

(Cost $836,623)		650,145
Canada 7.0%
Agnico Eagle Mines Ltd. (a)	15,000	505,800
Alimentation Couche-Tard, Inc. "B"	17,000	666,113
Brookfield Asset Management, Inc. "A"	15,000	764,343
Canadian Pacific Railway Ltd.	2,500	435,724

(Cost $1,805,418)		2,371,980
Denmark 0.7%
William Demant Holding AS* (Cost $229,426)	3,000	227,719
France 2.5%
Airbus Group NV	6,000	319,502
Pernod Ricard SA	4,500	540,459

(Cost $850,351)		859,961
Germany 6.9%
adidas AG	6,000	414,640
BASF SE	4,500	404,053
Fresenius Medical Care AG & Co. KGaA	14,000	1,038,539
LANXESS AG	10,000	480,614

(Cost $2,225,284)		2,337,846
Hong Kong 0.5%
Michael Kors Holdings Ltd.* (b) (Cost $187,853)	2,500	176,975
Indonesia 1.1%
PT Bank Negara Indonesia Persero Tbk (Cost $366,301)	750,000	367,856
Ireland 4.5%
Glanbia PLC	36,000	581,425
Kerry Group PLC "A"	6,000	435,056
Shire PLC	7,000	511,662

(Cost $1,130,782)		1,528,143
Italy 0.5%
World Duty Free SpA* (Cost $161,454)	14,000	154,027
Luxembourg 1.5%
Eurofins Scientific (Cost $456,167)	2,000	515,056
Malaysia 0.6%
IHH Healthcare Bhd. (Cost $188,805)	145,000	207,255
Netherlands 1.2%
Sensata Technologies Holding NV* (b) (Cost $366,296)	8,000	394,560
Norway 2.6%
DNO ASA* (a)	200,000	442,531
Gjensidige Forsikring ASA	25,000	422,103

(Cost $802,157)		864,634
Panama 1.4%
Copa Holdings SA "A" (a) (Cost $493,794)	4,500	483,795
Philippines 2.8%
GT Capital Holdings, Inc.	17,000	465,604
Metropolitan Bank & Trust Co.	50,000	107,650
Universal Robina Corp.	80,000	373,947

(Cost $891,761)		947,201
South Africa 1.1%
MTN Group Ltd. (Cost $400,053)	21,000	362,343
Spain 0.6%
Atresmedia Corp. de Medios de Comunicacion SA (Cost $210,396)	14,000	205,677
Sweden 4.8%
Assa Abloy AB "B"	7,000	381,989
Atlas Copco AB "A"	15,000	443,841
Svenska Cellulosa AB "B"	20,000	483,306
Telefonaktiebolaget LM Ericsson "B"	27,000	327,951

(Cost $1,407,281)		1,637,087
Switzerland 1.8%
Nestle SA (Registered) (Cost $276,072)	8,000	612,775
United Kingdom 5.7%
Anglo American PLC	27,000	451,494
Aon PLC (b)	4,000	360,200
AVEVA Group PLC	10,000	197,352
British American Tobacco PLC	6,000	337,801
Halma PLC	21,000	219,882
Smith & Nephew PLC	10,000	178,838
Spirax-Sarco Engineering PLC	4,000	183,482

(Cost $2,338,526)		1,929,049
United States 45.3%
Actavis PLC*	2,700	719,658
Alliance Data Systems Corp.*	1,700	491,011
Amphenol Corp. "A"	17,000	913,070
Bristol-Myers Squibb Co.	8,500	512,295
Bristow Group, Inc.	3,000	167,130
CBRE Group, Inc. "A"*	11,000	355,740
Cerner Corp.*	7,000	464,450
Colfax Corp.* (a)	8,000	362,480
Danaher Corp.	5,500	453,090
DIRECTV*	5,000	426,400
eBay, Inc.*	8,000	424,000
Ecolab, Inc.	5,000	518,850
Express Scripts Holding Co.*	10,000	807,100
Exxon Mobil Corp.	6,000	524,520
Fastenal Co. (a)	4,000	177,600
JPMorgan Chase & Co.	10,000	543,800
Las Vegas Sands Corp.	9,000	489,330
LKQ Corp.*	13,000	335,530
MasTec, Inc.*	10,000	185,200
MasterCard, Inc. "A"	8,000	656,240
Mead Johnson Nutrition Co.	3,500	344,715
Monster Beverage Corp.*	4,500	526,275
Nielsen NV	10,000	435,600
Noble Energy, Inc.	15,000	716,100
Omnicare, Inc.	6,500	487,370
Pall Corp.	7,000	677,320
Praxair, Inc.	6,000	723,540
Schlumberger Ltd.	6,000	494,340
The Hershey Co.	3,000	306,630
The Travelers Companies, Inc.	4,000	411,280
United Technologies Corp.	6,000	688,680

(Cost $13,778,721)		15,339,344

Total Common Stocks (Cost $29,775,104)		32,905,785
Participatory Note 0.2%
Nigeria
Zenith Bank PLC (issuer Merrill Lynch International) Expiration Date 8/21/2015 (Cost $117,029)	865,600	73,891
Securities Lending Collateral 4.3%
Daily Assets Fund Institutional, 0.10% (c) (d) (Cost $1,462,708)	1,462,708	1,462,708
Cash Equivalents 5.1%
Central Cash Management Fund, 0.06% (c) (Cost $1,721,397)	1,721,397	1,721,397

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $33,076,238) †	106.8	36,163,781
Other Assets and Liabilities, Net	(6.8)	(2,306,832)

Net Assets	100.0	33,856,949

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $33,123,202.  At January 31, 2015, net unrealized appreciation for all securities based on tax cost was $3,040,579.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,444,823 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,404,244.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2015 amounted to $1,422,628, which is 4.2% of net assets.

(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

At January 31, 2015 the Deutsche Global Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Participatory Note
Consumer Staples	5,940,859	18.0%
Health Care	5,669,942	17.2%
Industrials	5,622,863	17.0%
Financials	4,211,608	12.8%
Information Technology	3,229,506	9.8%
Materials	3,084,351	9.4%
Consumer Discretionary	2,513,583	7.6%
Energy	2,344,621	7.1%
Telecommunication Services	362,343	1.1%
Total	32,979,676	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)
Belgium	$—	$732,357	$—	$732,357
Brazil	650,145	—	—	650,145
Canada	2,371,980	—	—	2,371,980
Denmark	—	227,719	—	227,719
France	—	859,961	—	859,961
Germany	—	2,337,846	—	2,337,846
Hong Kong	176,975	—	—	176,975
Indonesia	—	367,856	—	367,856
Ireland	—	1,528,143	—	1,528,143
Italy	—	154,027	—	154,027
Luxembourg	—	515,056	—	515,056
Malaysia	—	207,255	—	207,255
Netherlands	394,560	—	—	394,560
Norway	—	864,634	—	864,634
Panama	483,795	—	—	483,795
Philippines	—	947,201	—	947,201
South Africa	—	362,343	—	362,343
Spain	—	205,677	—	205,677
Sweden	—	1,637,087	—	1,637,087
Switzerland	—	612,775	—	612,775
United Kingdom	360,200	1,568,849	—	1,929,049
United States	15,339,344	—	—	15,339,344
Participatory Notes (a)	—	73,891	—	73,891
Short-Term Investments	3,184,105	—	—	3,184,105

Total	$22,961,104	$13,202,677	$—	$36,163,781

There have been no transfers between fair value measurement levels during the period ended January 31, 2015.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Equity Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2015